Equity Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following:

	As of June 30, 2021 and December 31, 2020
	(In thousands, except share and per share data)
	Shares		Original issue price per share	Liquidation Preference	Carrying value
	Authorized	Issued and Outstanding
Series A	8,906,694	6,726,134	$2.928	$19,696	$17,030
Series B	10,385,804	8,386,456	$3.851	32,300	32,176
Series C	8,848,760	8,399,058	$5.524	46,400	39,378
Series D	97,278,007	94,222,735	$0.375	35,366	35,120
	125,419,265	117,734,383		$133,762	$123,704

Redeemable convertible preferred stock consisted of the following:

	December 31, 2020
	(In thousands, except share and per share data)
	Shares		Original issue price per share	Liquidation Preference	Carrying value
	Authorized	Issued and Outstanding
Series A	8,906,694	6,726,134	$2.928	$19,696	$17,030
Series B	10,385,804	8,386,456	$3.851	32,300	32,176
Series C	8,848,760	8,399,058	$5.524	46,400	39,378
Series D	97,278,007	94,222,735	$0.375	35,366	35,120
	125,419,265	117,734,383		$133,762	$123,704

	December 31, 2019
	(In thousands, except share and per share data)
	Shares		Original issue price per share	Liquidation Preference	Carrying value
	Authorized	Issued and Outstanding
Series A	8,906,694	8,893,332	$2.928	$26,042	$21,004
Series B	10,385,804	10,385,804	$3.851	40,000	39,876
Series C	8,848,760	8,688,760	$5.524	48,000	40,978
	28,141,258	27,967,896		$114,042	$101,858

Schedule of Shares of Common Stock Reserved for Issuance
Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	June 30,	December 31,
	2021	2020
	(share data)
Redeemable convertible preferred	147,876,672	147,876,672
Convertible promissory note	6,756,757	—
Redeemable convertible preferred stock warrants	408,729	408,729
Common stock warrants	293,856	262,638
Common stock options issued and outstanding	26,997,994	26,347,331
Shares available for future grant under 2014 Stock Option Plan	6,370,750	7,223,913
Total shares of common stock reserved	188,704,758	182,119,283

Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	December 31,
	2020	2019
	(share data)
Redeemable convertible preferred stock	147,876,672	27,967,896
Convertible promissory note	—	4,006,668
Redeemable convertible preferred stock warrants	408,729	173,362
Common stock warrants	262,638	63,621
Common stock options issued and outstanding	26,347,331	5,946,782
Shares available for future grant under 2014 Stock Option Plan	7,223,913	3,093,095
Total shares of common stock reserved	182,119,283	41,251,424

Schedule of Warrants for Shares of Stock
Warrants for shares of common stock consisted of the following:

	June 30, 2021
	Issue Date	Expiration Date	Number of Warrant	Exercise Price	Fair Value on Issue Date per warrant
Common stock	12/02/2015	12/02/2025	13,660	$0.71	$0.57
Common stock	07/02/2018	07/02/2028	49,961	$2.01	$1.63
Common stock	12/17/2020	12/17/2030	199,017	$0.15	$0.14
Common stock	02/18/2021	02/18/2031	6,244	$0.15	$5.28
Common stock	03/26/2021	03/26/2031	12,487	$0.15	$5.28
Common stock	04/26/2021	04/26/2031	12,487	$0.15	$5.28
Total outstanding			293,856
Warrants for shares of Series A and Series C redeemable convertible preferred stock consisted of the following (dollars in thousands, except share and per share amounts):

	As of June 30, 2021 and December 31, 2020
	Issue Date	Expiration Date	Number of Warrant	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25

Series C redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362

Warrants for shares of common stock consisted of the following:

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Common stock	12/02/2015	12/02/2025	13,660	$0.71	$0.57
Common stock	07/02/2018	07/02/2028	49,961	$2.01	$1.63
Common stock	12/17/2020	12/17/2030	199,017	$0.15	$0.14
Total outstanding			262,638

	December 31, 2019
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Common stock	12/02/2015	12/02/2025	13,660	$0.71	$0.57
Common stock	07/02/2018	07/02/2028	49,961	$2.01	$1.63
Total outstanding			63,621
Warrants for shares of Series A and Series C redeemable convertible preferred stock consisted of the following (dollars in thousands, except share and per share amounts):

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25
Series C redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362

	December 31, 2019
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25
Series A redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362

Warrant Liability Rollforward
Rollforward of the liability for warrants on redeemable convertible preferred stock:

(in thousands)
Balance as of December 31, 2019	$185
Change in fair value (Other income (expense), net)	(7)
Balance as of June 30, 2020 (Other noncurrent liabilities)	$178
Balance as of December 31, 2020	$181
Change in fair value (Other income (expense), net)	1,741
Balance as of June 30, 2021 (Other noncurrent liabilities)	$1,922

Rollforward of the liability for warrants on redeemable convertible preferred stock:

(in thousands)
Balance as of January 1, 2019	$17
Issuance of new warrant	168
Change in fair value	(5)
Balance as of December 31, 2019	180
Change in fair value	(3)
Balance as of December 31, 2020	$177

Fair Value Assumptions	The level 3 fair value assumptions used in the Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Six months ended June 30,
	2021	2020
Expected volatility	55% – 65%	35% – 45%
Risk-free interest rate	0.1% – 0.5%	0.1% – 0.8%
Dividend yield	—	—
The level 3 fair value assumptions used in the
Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Year ended December 31,
	2020	2019
Expected volatility	35% – 45%	41% – 54%
Risk-free interest rate	0.1% – 0.8%	1.6% – 1.9%
Dividend yield	—	—